Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date these financial statements were available to be issued. Based on this review, other than as described in these financial statements and as stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements

Note 10 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date these financial statements were available to be issued. Based on this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

On January 30, 2023, shareholders (the “Initial Shareholders”) holding all of the issued and outstanding Class B ordinary shares (the “Founder Shares”) of the Company elected to convert their Class B ordinary shares into Class A ordinary shares of the Company (“Class A Shares”) on a one-for-one basis (the “Conversion”). As a result, 11,983,333 of the Company’s Class B ordinary shares were cancelled and 11,983,333 Class A Shares were issued to such converting Class B stockholders. The Initial Shareholders agreed that all of the terms and conditions applicable to the Founder Shares set forth in the Letter Agreement, dated November 3, 2021, by and among the Company, its officers, its directors and the Initial Shareholders (the “Letter Agreement”), shall continue to apply to the Class A Shares that the Founder Shares converted into, including the voting agreement, transfer restrictions and waiver of any right, title, interest or claim of any kind to the Trust Account (as defined in the Letter Agreement) or any monies or other assets held therein.

As disclosed in the definitive proxy statement the Company filed with the U.S. Securities and Exchange Commission on January 20, 2023, and amended and supplemented on January 26, 2023, 47,933,333 of the Company’s ordinary shares, consisting of (i) 35,950,000 Class A Shares and (ii) 11,983,333 Founder Shares, were issued and outstanding as of January 12, 2023. Following the Conversion, the Company has 47,933,333 Class A Shares issued and outstanding and no Class B ordinary shares issued and outstanding. A shareholder’s voting power consists of the combined voting power of the Class A Shares and Founder Shares owned beneficially by such shareholder. On all matters to be voted upon at the extraordinary general meeting of the Company’s shareholders to be held on February 3, 2023 (the “Meeting”), the holders of the Class A Shares and Founder Shares will vote together as a single class. Therefore, there has been no impact to the votes required to approve the proposals or the counting of the votes at the Meeting as a result of the Conversion.

On February 3, 2023, Semper Paratus Acquisition Corporation (the “Company”) held an extraordinary general meeting of shareholders (the “EGM”) for the purpose of considering and voting on the Charter Amendment (as defined below) and, if presented, the proposal to adjourn the EGM to a later date.

Charter Amendment

At the EGM, the shareholders of the Company approved an amendment (the “Charter Amendment”) to the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company must consummate an initial business combination from February 8, 2023 to December 15, 2023. Under Cayman Islands law, the Charter Amendment took effect upon approval by the shareholders. The Company plans to file the Charter Amendment with the Cayman Islands General Registry within 15 days of the EGM. In connection with the EGM, shareholders holding approximately 32,116,947 ordinary shares (the “public shares”) exercised their right to redeem their shares for a pro rata portion of the funds in the Company’s trust account (the “Trust Account”). As a result, approximately $332 million (approximately $10.34 per public share) will be removed from the Trust Account to pay such holders and approximately $25 million will remain in the Trust Account. Following redemptions, the Company will have approximately 2,383,053 public shares outstanding.

Nasdaq Notices

As disclosed in the Current Report on Form 8-K the Company filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 29, 2023, the Company received a written notice (the “March Notice”) dated March 23, 2023 from the Listing Qualifications division of the Nasdaq Stock Market (“Nasdaq”) stating that the Company has not paid certain fees required by Nasdaq Listing Rule 5250(f) and that the Company will be delisted unless it appeals such determination. As of the date of the March Notice, the Company’s past due fee balance totaled $151,000. As of the date of this annual report, the Company has paid the fee to file an appeal to Nasdaq’s determination. A hearing is scheduled for May 5, 2023.

As disclosed in the Current Report on Form 8-K the Company filed with the SEC on April 7, 2023, the Company received a written notice (the “April Notice”) from the Nasdaq indicating that the Company was not in compliance with Listing Rule 5450(b)(2)(A), requiring the Company to maintain a Market Value of Listed Securities (“MVLS”) of $50,000,000 for the continued listing of its securities on The Nasdaq Global Market. The April Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq. The April Notice states that the Company has 180 calendar days, or until October 2, 2023, to regain compliance with Listing Rule 5450(b)(2)(A). If at any time during this compliance period the Company’s MLVS closes at $50,000,000 or more for a minimum of ten consecutive business days, Nasdaq will provide the Company with a written confirmation of compliance, and this matter will be closed. If compliance is not achieved by October 2, 2023, the Letter states that the Company will receive written notification that its securities are subject to delisting. At that time, the Company may appeal the delisting determination to a Hearings Panel. The Letter further notes that alternatively, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market). The Company will continue to monitor its MVLS and consider its available options to regain compliance with the Nasdaq minimum MVLS requirements, but there can be no assurance that the Company will be able to do so.